One Financial Way

Cincinnati, Ohio 45242

Post Office Box 237

Cincinnati, Ohio 45201-0237

Telephone: 513-794-6100

May 13, 2011

Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

Re:	Ohio National Variable Account A (1940 Act File No. 811-1978)
Post-Effective Amendment No. 1 to File No. 333-171785

Ladies and Gentlemen:

Attached hereto is pre-effective amendment 1 to File number 333-171785. This pre-effective amendment is being filed to respond to Staff comments and update financial information.

This letter also responds to comments of the staff of the Commission which Ms. Michelle Roberts communicated to me by telephone on May 10, 2011 on Form N-4 for File No. 171785 filed on January 20, 2011 and Registrant’s response letter dated May 4, 2011 (which responded to Staff comments received on February 28, 2011).

For convenience, the Registrant’s response below is preceded by the Staff comment.

1.	Purchase Payments (p 23) – Please clarify whether the Registrant is reserving the right to impose limits on purchase payments with respect to the named riders that are different than the limits on purchase payments described in (a) and (b) of this section.

Response: The disclosure has been revised as follows:

We reserve the right to refuse any additional purchase payments or to limit additional purchase payments (beyond the limits described in (a) and (b) above) if you have purchased the Premium Protection rider, Joint Premium Protection rider, Premium Protection Plus rider, Joint Premium Protection Plus rider, GLWB (2011) or Joint GLWB (2011). If you purchase one of these riders, we currently limit total purchase payments to $3,000,000.

The Registrant will file under separate cover a request for acceleration of effectiveness of the registration statement.

The registrant acknowledges that should the Commission or the Staff, acting pursuant to delegated authority, declare the filings effective or permit them to go effective on their own, the Commission is not foreclosed from taking any action with respect to the filings. The registrant also acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective or allowing them to go effective on their own, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings and that the registrant may not assert such action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please feel free to contact me at (513) 794-6278 if you have any questions or comments.

Sincerely,

/s/ Kimberly A. Plante

Kimberly A. Plante

Senior Associate Counsel